Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 57,050	$ 110,995
Prepaid expenses and other current assets	1,536	2,071
Total current assets	58,586	113,066
Property and equipment, net	4,688	6,322
Restricted cash and cash equivalents	901	1,220
Operating lease right of use asset	5,216	6,001
Other assets	5	320
Total assets	69,396	126,929
Current liabilities:
Accounts payable	754	3,035
Accrued expenses and other current liabilities	5,407	10,588
Operating lease liability, current	1,751	1,557
Note payable, current, net of discount and issuance costs	28,236	0
Total current liabilities	36,148	15,180
Operating lease liability, net of current portion	7,684	9,435
Note payable, net of discount, issuance costs, and current portion	0	26,095
Derivative liability	759	2,829
Total liabilities	44,591	53,539
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized as of December 31, 2025 and 2024; no shares issued or outstanding as of December 31, 2025 and 2024	0	0
Common stock, $0.0001 par value, 200,000,000 shares authorized as of December 31, 2025 and 2024; 48,596,817 and 44,827,159 shares issued and outstanding as of December 31, 2025 and 2024, respectively	5	5
Additional paid-in capital	500,210	487,973
Accumulated deficit	(475,410)	(414,588)
Total stockholders’ equity	24,805	73,390
Total liabilities and stockholders’ equity	$ 69,396	$ 126,929